Acquisitions	12 Months Ended
Sep. 25, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions
Acquisitions
During the year ended September 25, 2015, total consideration for acquisitions included in continuing operations was $588 million, which was comprised of $583 million of cash paid, net of cash acquired of $28 million and $5 million of contingent consideration, for 12 acquisitions. The largest individual acquisition was Industrial Safety Technologies International ("IST"), a global leader in gas and flame detection with operations in Europe, the Middle East, China, and the U.S., for total consideration paid of $327 million, net of $5 million of cash acquired. The purchase price for IST was allocated as follows: $67 million of assets, $137 million of goodwill, $143 million of intangible assets and the assumption of $15 million of liabilities. In addition, during the fourth quarter of fiscal 2015, the Company acquired FootFall, a global retail intelligence company, from Experian, plc, for total consideration paid of $58 million, net of $2 million of cash acquired. IST is being integrated into the Global Products segment, and FootFall is being integrated into the NA Integrated Solutions & Services and ROW Integrated Solutions & Services segments. The balance of the acquisitions for the year ended September 25, 2015 were included in the Company's ROW Integrated Solutions & Services and Global Products segments, none of which were material individually or in the aggregate.
The determination of fair value for certain assets and liabilities relating to the acquisitions made during the first nine months of fiscal 2015 has been finalized, with no material adjustment to the preliminary purchase price allocations. The final determination of fair value of certain assets and liabilities relating to the FootFall acquisition remains subject to change based on final valuations of the assets acquired and liabilities assumed. The Company does not expect the finalization of this matter to have a material effect on the purchase price allocation, which is expected to be completed within fiscal 2016.
During the year ended September 26, 2014, total consideration for acquisitions included in continuing operations was $66 million, which was comprised of $65 million of cash paid, net of cash acquired of $1 million, and $1 million of contingent consideration. This was primarily comprised of $53 million of cash paid, net of $1 million cash acquired, and $1 million of contingent consideration for the acquisition of Westfire, Inc. ("Westfire") on November 8, 2013. Westfire, a fire protection services company with operations in the United States, Chile and Peru, provides critical special-hazard suppression and detection applications in mining, telecommunications and other vertical markets and has been integrated with the NA Integrated Solutions & Services and ROW Integrated Solutions & Services segments. The balance of the acquisitions for the year ended September 26, 2014 were included in the Company's ROW Integrated Solutions & Services segment, none of which were material individually or in the aggregate.
During the year ended September 26, 2014, the Company also paid $66 million in cash to purchase the remaining ownership interest of a joint venture in Brazil, which has been consolidated into the Company's ROW Integrated Solutions & Services segment. In connection with Tyco’s acquisition of the remaining ownership interest in this joint venture, the Company recorded an indemnification asset of approximately $11 million relating to the indemnification of Tyco for certain pre-acquisition tax liabilities, in accordance with the purchase agreement.
During the year ended September 27, 2013, total consideration for acquisitions included in continuing operations was $257 million, which was comprised of $229 million cash paid, net of cash acquired of $9 million, and $28 million of consideration that was primarily contingent on the successful transfer of a business license in China to Tyco. The transfer of this license occurred during the first quarter of fiscal 2015, and the Company has made payments of approximately $23 million during the year ended September 25, 2015. Cash paid for acquisitions primarily related to the acquisition of Exacq Technologies ("Exacq") on July 26, 2013 by the Company's Global Products segment. Exacq is a developer of open architecture video management systems for security and surveillance applications. Cash paid for Exacq totaled approximately $148 million, net of cash acquired of $2 million. The balance of the acquisitions for the year ended September 27, 2013 were included within the Company's NA and ROW Integrated Solutions & Services segments, none of which were material individually or in the aggregate.
Acquisition and Integration Related Costs
Acquisition and integration costs are expensed as incurred. During the years ended September 25, 2015, September 26, 2014 and September 27, 2013, the Company incurred acquisition and integration costs of $5 million, $3 million and $4 million, respectively. Such costs are recorded in Selling, general and administrative expenses within the Consolidated Statements of Operations.